AST BOND PORTFOLIO 2028
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 82.3%
Asset-Backed Securities — 13.0%
Automobiles — 1.0%
CarMax Auto Owner Trust,
Series 2021-04, Class C
1.380%	07/15/27	100	$99,363
GM Financial Revolving Receivables Trust,
Series 2021-01, Class A, 144A
1.170%	06/12/34	100	99,398
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	100	100,105
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	100	100,318
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	100	107,185
Santander Drive Auto Receivables Trust,
Series 2021-02, Class C
0.900%	06/15/26	100	100,351
Series 2021-03, Class C
0.950%	09/15/27	100	100,181
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27	100	99,663
			806,564
Collateralized Loan Obligations — 11.2%
AIG CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.254%(c)	04/20/32	250	250,000
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
1.226%(c)	07/15/31	750	750,375
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.284%(c)	07/20/32	250	249,906
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.406%(c)	07/15/29	500	500,000
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.275%(c)	04/24/34	250	249,737
Broad River Bsl Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.304%(c)	07/20/34	250	249,998
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)
1.154%(c)	04/20/31	250	250,125
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
1.314%(c)	07/20/34	250	$249,775
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
1.248%(c)	01/22/31	500	499,860
Elevation CLO Ltd. (Cayman Islands),
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
1.340%(c)	07/15/34	250	249,863
JMP Credit Advisors CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.414%(c)	07/17/29	246	246,221
KKR CLO Ltd. (Cayman Islands),
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.273%(c)	07/20/34	250	249,853
KVK CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
1.061%(c)	05/20/29	193	192,908
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.312%(c)	07/20/34	250	250,009
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.245%(c)	04/25/32	250	249,811
Series 2021-38A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.254%(c)	07/17/34	250	249,702
OCP CLO Ltd. (Cayman Islands),
Series 2020-18A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.224%(c)	07/20/32	250	250,391
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.261%(c)	05/21/34	250	251,381
Romark CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.320%(c)	07/10/34	250	249,857
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.225%(c)	05/07/31	985	984,389
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
1.208%(c)	10/23/31	250	249,914
A1

AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
1.306%(c)	07/20/34	250	$249,267
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
1.381%(c)	04/15/34	250	251,004
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.284%(c)	01/17/31	1,250	1,250,349
			8,674,695
Consumer Loans — 0.1%
OneMain Financial Issuance Trust,
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
0.810%(c)	06/16/36	100	100,727
Credit Cards — 0.7%
American Express Credit Account Master Trust,
Series 2019-02, Class A
2.670%	11/15/24	300	304,066
Citibank Credit Card Issuance Trust,
Series 2018-A06, Class A6
3.210%	12/07/24	225	232,973
			537,039

Total Asset-Backed Securities (cost $10,118,230)			10,119,025
Commercial Mortgage-Backed Securities — 9.2%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A5, 144A
2.575%	10/15/54	200	205,944
Barclays Commercial Mortgage Securities Trust,
Series 2021-C10, Class ASB
2.268%	07/15/54	200	205,467
Benchmark Mortgage Trust,
Series 2020-B22, Class A1
0.509%	01/15/54	546	541,265
Series 2021-B25, Class ASB
2.271%	04/15/54	250	257,416
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class ASB
3.091%	05/10/58	419	438,972
Series 2017-C08, Class A4
3.572%	06/15/50	959	1,045,816
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AAB
3.337%	07/10/47	55	57,570
Series 2017-P07, Class AAB
3.509%	04/14/50	400	427,003
Series 2017-P08, Class A3
3.203%	09/15/50	730	779,905
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust,
Series 2013-LC06, Class ASB
2.478%	01/10/46	11	$10,923
Series 2015-PC01, Class A5
3.902%	07/10/50	485	528,805
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.437%(cc)	07/25/26	699	36,377
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	14	13,983
Series 2014-GC22, Class A3
3.516%	06/10/47	19	19,490
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class A4
3.732%	05/15/48	599	652,004
Series 2015-C26, Class ASB
3.323%	10/15/48	324	339,158
Series 2015-C27, Class ASB
3.557%	12/15/47	415	434,965
Morgan Stanley Capital I Trust,
Series 2021-L06, Class ASB
2.250%	06/15/54	300	306,870
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	70	71,310
Series 2013-C06, Class A4
3.244%	04/10/46	550	566,897
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A4
2.942%	10/15/49	235	250,351

Total Commercial Mortgage-Backed Securities (cost $7,198,191)			7,190,491
Corporate Bonds — 10.4%
Aerospace & Defense — 0.3%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.700%	02/01/27	190	196,831
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	5	5,845
			202,676
Auto Manufacturers — 0.4%
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
2.400%	04/10/28	320	323,426
Banks — 4.4%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	15	15,301
Sr. Unsec’d. Notes, MTN
2.087%(ff)	06/14/29	260	259,776
2.496%(ff)	02/13/31	170	172,032

A2

AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.124%(ff)	01/20/23	250	$252,066
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	60	61,527
Sr. Unsec’d. Notes
1.462%(ff)	06/09/27	260	258,621
2.561%(ff)	05/01/32	45	45,516
2.976%(ff)	11/05/30	70	73,627
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	350	348,971
3.800%	03/15/30	25	27,837
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.045%(ff)	11/19/26	260	255,877
1.953%(ff)	02/04/32	15	14,481
2.069%(ff)	06/01/29	135	135,297
2.739%(ff)	10/15/30	180	186,719
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes
0.375%	07/18/25	500	492,726
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	250	250,719
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31	100	103,386
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.902%	09/17/28	260	257,192
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.250%	06/01/26	205	203,778
			3,415,449
Beverages — 0.0%
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27	20	21,327
Chemicals — 0.2%
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	180	193,886
Commercial Services — 0.3%
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31	250	246,433
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25	25	27,182
			273,615
Diversified Financial Services — 0.4%
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.000%	03/20/28	140	142,910
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.172%	07/14/28	200	$198,326
			341,236
Electric — 0.6%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.050%	04/15/25	10	10,996
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	30	32,996
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	210	208,672
Puget Energy, Inc.,
Sr. Sec’d. Notes, 144A
2.379%	06/15/28	64	64,184
Southern Co. (The),
Sr. Unsec’d. Notes, Series 21-B
1.750%	03/15/28	35	34,648
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
1.700%	06/15/28	150	149,819
			501,315
Foods — 0.4%
Hormel Foods Corp.,
Sr. Unsec’d. Notes
1.700%	06/03/28	180	180,855
Nestle Holdings, Inc.,
Gtd. Notes, 144A
1.500%	09/14/28	150	148,466
			329,321
Insurance — 0.2%
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28	125	124,244
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	130	129,929
4.908%	07/23/25	110	123,651
5.050%	03/30/29	155	181,018
			434,598
Mining — 0.1%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	50	49,749
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.375%	06/15/22	50	51,326

A3

AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas — 0.1%
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	70	$72,582
Pharmaceuticals — 1.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	385	412,529
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
3.450%	12/15/27	30	32,743
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
1.750%	05/28/28	280	281,657
CVS Health Corp.,
Sr. Unsec’d. Notes
4.300%	03/25/28	90	102,625
			829,554
Pipelines — 0.4%
ONEOK, Inc.,
Gtd. Notes
5.850%	01/15/26	200	234,809
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22	50	50,916
			285,725
Real Estate Investment Trusts (REITs) — 0.1%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	15	15,136
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	40	39,307
			54,443
Retail — 0.2%
Walmart, Inc.,
Sr. Unsec’d. Notes
1.500%	09/22/28	185	184,265
Semiconductors — 0.4%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
1.700%	10/01/28	45	45,101
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	235	234,261
3.419%	04/15/33	15	15,545
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	15	16,819
			311,726
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 0.1%
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	45	$45,684
3.000%	03/22/27	5	5,367
3.150%	03/22/30	20	21,394
			72,445

Total Corporate Bonds (cost $8,048,072)			8,072,908
Sovereign Bonds — 1.0%
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
0.625%	07/15/25	400	395,724
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28	40	44,482
Province of British Columbia (Canada),
Sr. Unsec’d. Notes, Series 10
1.750%	09/27/24	40	41,350
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	40	42,021
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	40	41,011
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.625%	05/29/24	200	210,037

Total Sovereign Bonds (cost $775,949)			774,625
U.S. Government Agency Obligations — 3.8%
Federal Home Loan Bank
3.125%	09/12/25	1,115	1,217,321
3.250%	11/16/28	50	56,446
Federal Home Loan Mortgage Corp.
0.375%	07/21/25	950	936,950
1.500%	02/12/25	50	51,442
Federal National Mortgage Assoc.
1.625%	01/07/25	388	401,239
Government National Mortgage Assoc.
2.500%	TBA	250	258,076

Total U.S. Government Agency Obligations (cost $2,922,863)			2,921,474
U.S. Treasury Obligations — 44.9%
U.S. Treasury Bonds
2.250%	05/15/41	550	572,086
2.375%	05/15/51	15	16,012
3.000%	05/15/47	25	29,664
U.S. Treasury Notes
0.125%	10/31/22	9,460	9,461,848
0.125%	01/31/23	7,000	6,997,539
0.250%	06/15/24	590	586,681
0.875%	11/15/30(k)	2,290	2,174,069
1.125%	08/31/28	5,620	5,554,141

A4

AST BOND PORTFOLIO 2028 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
1.250%	04/30/28	1,085	$1,084,661
2.250%	11/15/25	30	31,739
2.625%	02/15/29	3,165	3,451,828
2.875%	05/15/28(k)	4,445	4,904,780
U.S. Treasury Strips Coupon
1.306%(s)	02/15/39	45	31,370
2.952%(s)	08/15/28(k)	110	99,984

Total U.S. Treasury Obligations (cost $34,976,708)			34,996,402

Total Long-Term Investments (cost $64,040,013)			64,074,925

	Shares
Short-Term Investments — 18.9%
Affiliated Mutual Funds
PGIM Core Short-Term Bond Fund(wf)	814,976	7,505,928
PGIM Core Ultra Short Bond Fund(wf)	7,237,975	7,237,975

Total Short-Term Investments (cost $14,746,621)		14,743,903

TOTAL INVESTMENTS—101.2% (cost $78,786,634)		78,818,828

Liabilities in excess of other assets(z) — (1.2)%		(955,113)

Net Assets — 100.0%		$77,863,715

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wf)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
479	10 Year U.S. Treasury Notes	Dec. 2021	$63,040,893	$(680,607)
29	10 Year U.S. Ultra Treasury Notes	Dec. 2021	4,212,250	(95,984)
				(776,591)
Short Positions:
74	2 Year U.S. Treasury Notes	Dec. 2021	16,284,047	9,182
139	5 Year U.S. Treasury Notes	Dec. 2021	17,061,164	84,346
3	20 Year U.S. Treasury Bonds	Dec. 2021	477,656	9,512
1	30 Year U.S. Ultra Treasury Bonds	Dec. 2021	191,063	6,975
				110,015
				$(666,576)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5